INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation
	Year Ended December 31, 2019	Year Ended December 31, 2018
Tax expense at federal statutory rate	(21%)	(21%))
State tax expense, net of federal tax effect	0%	0%
Expired NOL	46%	0%
Deferred income tax asset valuation allowance	(26%)	21%
Effective income tax rate	(1%)	0%

Schedule of deferred tax assets and liabilities
	December 31, 2019	December 31, 2018

Inventory capitalization	$8,000	$9,000
Inventory allowance	76,000	70,000
Allowance for doubtful accounts	9,000	9,000
Accrued compensation	18,000	22,000
Stock based compensation	168,000	168,000
Deferred wages payable	50,000	43,000
Depreciation – Property, Plant & Equipment	(1,000)	(6,000)
Net operating loss carry-forward	3,339,000	3,569,000
Total gross deferred income tax assets	3,667,000	3,884,000
Less deferred income tax assets valuation allowance	(3,667,000)	(3,884,000)
Net deferred income tax assets	$0	$0